Note L - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2022	2021

Compensation	$377,958	$254,433
Compensated absences	378,874	293,297
Accrued legal and accounting fees	110,008	95,738
Franchise taxes	7,000	40,000
Employee expenses reimbursement	114,209	76,000
Sales tax payable	17,594	18,548
Other	3,480	50,981

Total	$1,009,123	$828,997